CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 124,040	$ 105,497	$ 85,132
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	48,536	40,823	37,710
Amortization of intangibles	4,860	2,795	3,531
Expense associated with share-based and grant compensation arrangements	3,805	2,335	1,955
Expense tax benefits from share-based compensation arrangements			(33)
Deferred income taxes (credits)	(8,629)	2,464	(1,369)
Equity in earnings of investee	(25)	(267)	(374)
Net (gain) loss on disposition and impairment of assets	(863)		172
Changes in:
Accounts receivable	(30,787)	(5,119)	(26,007)
Inventories	(49,262)	(3,245)	34,139
Accounts payable and cash overdraft	21,159	11,259	4,798
Accrued liabilities and other	23,749	15,978	29,142
NET CASH FROM OPERATING ACTIVITIES	136,583	172,520	168,796
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(71,116)	(53,762)	(43,522)
Proceeds from sale of property, plant and equipment	2,919	3,126	2,843
Acquisitions, net of cash received	(60,587)	(80,077)	(2,505)
Repayments of debt of acquiree		(92,830)
Purchase and dissolution of remaining noncontrolling interest in subsidiary		(892)	(1,256)
Advances of notes receivable	(234)	(6,012)	(6,994)
Collections on notes receivable	1,509	7,899	11,446
Purchases of investments	(13,518)	(5,666)	(7,858)
Proceeds from sale of investments	5,103	2,568	1,115
Other	(1,735)	(2,011)	95
NET CASH USED IN INVESTING ACTIVITIES	(137,659)	(227,657)	(46,636)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	758,287	131,002	297,711
Repayments under revolving credit facilities	(722,725)	(107,294)	(311,271)
Borrowings of debt	8,525
Repayment of debt	(13,347)
Proceeds from issuance of common stock	660	536	1,074
Dividends paid to shareholders	(4,032)	(3,280)	(3,188)
Distributions to noncontrolling interest	(19,607)	(17,680)	(16,507)
Repurchase of common stock	(12,977)		(800)
Other	(31)	(73)	(21)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	(5,247)	3,211	(33,002)
Effect of exchange rate changes on cash	650	(1,927)	(1,221)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(5,673)	(53,853)	87,937
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	34,489	88,342	405
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 28,816	$ 34,489	$ 88,342